PLAN TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Tax Status [Line Items]
Plan Tax Status	PLAN TAX STATUS
The Plan is placing reliance on an opinion letter received from the IRS dated September 6, 2017, indicating that the Plan is qualified under Section 401 of the IRC and is, therefore, not subject to tax under current income tax law. Although the Plan has been amended since receiving the opinion letter, the Plan Administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC. The Plan Administrator believes that the Plan is qualified and is tax-exempt.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. Management does not believe any such uncertain positions exist. The Plan is subject to audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.